Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2021
Trade and other payables [abstract]
Schedule of trade and other payables

	March 31,
	2020	2021
Trade payables	1,364,460	912,929
Accrued expenses	221,510	240,809
Related parties (refer to Note 42)	9,364	7,959
Refund and other payables	1,291,810	1,088,666
Total	2,887,144	2,250,363
Current	2,859,370	2,215,425
Non-current	27,774	34,938
Total	2,887,144	2,250,363